Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	22
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,860,423.02

Principal:
Principal Collections	$15,286,357.63
Prepayments in Full	$9,129,493.38
Liquidation Proceeds	$310,441.91
Recoveries	$55,382.77
Sub Total	$24,781,675.69
Collections	$26,642,098.71

Purchase Amounts:
Purchase Amounts Related to Principal	$221,799.53
Purchase Amounts Related to Interest	$1,006.35
Sub Total	$222,805.88

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$26,864,904.59

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	22
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$26,864,904.59
Servicing Fee	$451,357.19	$451,357.19	$0.00	$0.00	$26,413,547.40
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,413,547.40
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$26,413,547.40
Interest - Class A-3 Notes	$150,780.23	$150,780.23	$0.00	$0.00	$26,262,767.17
Interest - Class A-4 Notes	$73,675.67	$73,675.67	$0.00	$0.00	$26,189,091.50
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,189,091.50
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$26,152,591.00
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,152,591.00
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$26,123,650.00
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,123,650.00
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$26,083,746.50
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,083,746.50
Regular Principal Payment	$24,114,001.97	$24,114,001.97	$0.00	$0.00	$1,969,744.53
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,969,744.53
Residual Released to Depositor	$0.00	$1,969,744.53	$0.00	$0.00	$0.00
Total		$26,864,904.59

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$24,114,001.97
Total					$24,114,001.97
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,114,001.97	$59.34	$150,780.23	$0.37	$24,264,782.20	$59.71
Class A-4 Notes	$0.00	$0.00	$73,675.67	$0.63	$73,675.67	$0.63
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$24,114,001.97	$17.97	$329,800.90	$0.25	$24,443,802.87	$18.22

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$317,432,067.03	0.7810828	$293,318,065.06	0.7217472
Class A-4 Notes	$116,330,000.00	1.0000000	$116,330,000.00	1.0000000
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$525,842,067.03	0.3918901	$501,728,065.06	0.3739189

Pool Information
Weighted Average APR	4.279%	4.277%
Weighted Average Remaining Term	37.71	36.85
Number of Receivables Outstanding	34,048	33,266
Pool Balance	$541,628,630.96	$516,323,431.33
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$527,200,787.73	$502,707,207.77
Pool Factor	0.4002749	0.3815738

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$7,744,851.47
Yield Supplement Overcollateralization Amount	$13,616,223.56
Targeted Overcollateralization Amount	$14,595,366.27
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$14,595,366.27

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	22

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		94	$357,107.18
(Recoveries)		79	$55,382.77
Net Losses for Current Collection Period			$301,724.41
Cumulative Net Losses Last Collection Period			$4,821,674.82
Cumulative Net Losses for all Collection Periods			$5,123,399.23

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.67%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.35%	363	$6,947,616.80
61-90 Days Delinquent	0.16%	35	$801,471.11
91-120 Days Delinquent	0.02%	5	$125,864.25
Over 120 Days Delinquent	0.15%	40	$784,996.00
Total Delinquent Receivables	1.68%	443	$8,659,948.16

Repossession Inventory:
Repossessed in the Current Collection Period		19	$352,930.74
Total Repossessed Inventory		25	$578,120.82

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.7969%
Preceding Collection Period			0.7136%
Current Collection Period			0.6845%
Three Month Average			0.7316%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3074%
Preceding Collection Period			0.2526%
Current Collection Period			0.2405%
Three Month Average			0.2668%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer